Share-based Compensation Stock Incentive Plans - Share-based Award Activity (Details) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 21, 2023 USD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jul. 21, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Other than options, Weighted Average Exercise Price
Share-based compensation expense | $								$ 5.9	$ 5.2
Common stock, shares outstanding			37,159,600			37,159,600		138,825,356	138,825,356
AEON 2013 Stock Incentive Plan
Options, Number of Shares
Outstanding, beginning of period					9,694,890	9,694,890	10,516,525	10,516,525	10,516,525
Options forfeited								(821,635)
Options cancelled in connection with Merger					(9,694,890)
Outstanding, end of period								9,694,890	10,516,525
Exercisable, end of period								9,694,890	10,516,525
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares					$ 1.53	$ 1.53	$ 1.51	$ 1.51	$ 1.51
Options forfeited | $ / shares								1.23
Options cancelled in connection with Merger | $ / shares					$ 1.53
Outstanding, end of period | $ / shares								1.53	1.51
Exercisable, end of period | $ / shares								$ 1.53	$ 1.51
Other than options, Weighted Average Exercise Price
Weighted average remaining contractual life of options outstanding								2 years 6 months
Weighted average remaining contractual life of options exercisable									3 years 7 months 6 days
Aggregate intrinsic value of options outstanding | $								$ 0.3	$ 0.3
Aggregate intrinsic value of options exercisable | $									0.3
Share-based compensation expense | $								0.0	0.0
Unrecognized compensation expense related to non-vested stock options | $			$ 0.0			$ 0.0		$ 0.0	$ 0.0
Aggregate number of shares available for future grant								27,884,000	27,884,000
ABP Sub Inc. 2019 Incentive Award Plan
Options, Number of Shares
Outstanding, beginning of period					45,534	45,534	38,172	38,172	27,555
Options granted								16,437	13,192
Options forfeited								(9,075)	(2,575)
Outstanding, end of period								45,534	38,172
Exercisable, end of period								23,155	13,061
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares					$ 958.75	$ 958.75	$ 986.36	$ 986.36	$ 929.08
Options granted | $ / shares	$ 10.00							898.58	1,089.41
Options forfeited | $ / shares								965.92	901.40
Outstanding, end of period | $ / shares								958.75	986.36
Exercisable, end of period | $ / shares								958.56	942.69
Other than options, Weighted Average Exercise Price
Weighted average fair value of options granted per share | $ / shares								$ 488.02	$ 598.07
Weighted average remaining contractual life of options outstanding						7 years 3 months 18 days		8 years 1 month 6 days	8 years 7 months 6 days
Weighted average remaining contractual life of options exercisable								7 years 4 months 24 days	8 years 2 months 12 days
Aggregate intrinsic value of options outstanding | $								$ 0.0
Aggregate intrinsic value of options exercisable | $								0.0	$ 0.1
Share-based compensation expense | $	$ 1.3							5.9	5.2
Unrecognized compensation expense related to non-vested stock options | $			$ 5.1			$ 5.1		$ 12.3	$ 10.6
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized						12 months		24 months	30 months
Conversion ratio of options and RSU awards that were outstanding immediately prior to the Merger to common stock	77.65
Aggregate number of shares available for future grant	237,500	237,500	0		237,500	0		199,328	199,328
Options granted to purchase number of sub options	45,130	45,130			45,130
Options to purchase number of shares of common stock	3,515,219	3,515,219			3,515,219
Options to purchase number of RSU awards	15,059	15,059			15,059
RSU awards covering number of shares of common stock	1,169,366	1,169,366			1,169,366
Common stock, shares outstanding	127,801	127,801			127,801
ABP Sub Inc. 2019 Incentive Award Plan | Stock option
Options, Number of Shares
Outstanding, beginning of period			45,130		45,534	45,534	38,172	38,172
Options granted								16,437
Options forfeited					(404)			(9,075)
Outstanding, end of period	45,130	45,130	3,515,219		45,130	3,515,219		45,534	38,172
Exercisable, end of period	30,968	30,968	2,600,009		30,968	2,600,009		23,155
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares			$ 959.06		$ 958.75	$ 958.75	$ 986.36	$ 986.36
Options granted | $ / shares								898.58
Options forfeited | $ / shares					1,021.98			965.92
Outstanding, end of period | $ / shares	$ 959.06	$ 959.06	10.00		959.06	10.00		958.75	$ 986.36
Exercisable, end of period | $ / shares	$ 956.64	$ 956.64	$ 10.00		$ 956.64	$ 10.00		$ 958.86
Other than options, Weighted Average Exercise Price
Share-based compensation expense | $		$ 0.2	$ 0.5	$ 1.1	$ 2.7		$ 4.2
ABP Sub Inc. 2019 Incentive Award Plan | Restricted stock units (unvested)
Other than options, Number of Shares
Granted			1,169,366
Outstanding, ending of period			1,169,366			1,169,366
Exercisable			127,801			127,801
Other than options, Weighted Average Exercise Price
Granted | $ / shares			$ 10.84
Outstanding, ending of period | $ / shares			10.84			$ 10.84
Exercisable | $ / shares			$ 10.84			$ 10.84
Number of awards contained vesting criteria	466,468
Amount of awards inlcuded in purchase consideration | $	$ 1.8
Share-based compensation expense | $		$ 0.1	$ 0.4		$ 0.5
Unrecognized compensation expense related to non-vested stock options | $			10.5			$ 10.5
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized						33 months
ABP Sub Inc. 2019 Incentive Award Plan | Restricted stock units (unvested) | Successor period, July 22, 2023, to September 30, 2023
Other than options, Weighted Average Exercise Price
Share-based compensation expense | $			$ 0.2
ABP Sub Inc. 2019 Incentive Award Plan | Nonemployee consultants
Other than options, Weighted Average Exercise Price
Share-based compensation expense | $								$ 0.1	$ 0.3
Amount reclassed from other accrued expenses to non-controlling interest | $									$ 0.9
AEON Biopharma Inc 2023 Incentive Award Plan
Options, Number of Shares
Outstanding, beginning of period			0
Options granted			331,753
Outstanding, end of period	0	0	331,753		0	331,753
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares			$ 0
Options granted | $ / shares			5.47
Outstanding, end of period | $ / shares	$ 0	$ 0	$ 5.47		$ 0	$ 5.47
Other than options, Weighted Average Exercise Price
Aggregate number of shares available for future grant	3,839,892	3,839,892			3,839,892
Percentage of fully-diluted shares outstanding considered for annual increase of shares available for issuance	4.00%
AEON Biopharma Inc 2023 Incentive Award Plan | Stock option
Other than options, Weighted Average Exercise Price
Weighted average fair value of options granted per share | $ / shares						$ 3.18
Weighted average remaining contractual life of options exercisable						9 years 10 months 24 days
Share-based compensation expense | $			$ 0.1
Unrecognized compensation expense related to non-vested stock options | $			$ 1.0			$ 1.0
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized						38 months